Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES
We provide loan guarantees to third-party lenders for financing associated with machinery purchased by customers.  These guarantees have varying terms and are secured by the machinery being financed.  In addition, we participate in standby letters of credit issued to third parties on behalf of our customers.  These standby letters of credit have varying terms and beneficiaries and are secured by customer assets.

We provided a limited indemnity to a third-party bank resulting from the assignment of certain leases to that bank.  The indemnity was for the possibility that the insurers of these leases would become insolvent.  The indemnity expired December 15, 2012.

No loss has been experienced or is anticipated under any of these guarantees.  At December 31, 2012, 2011 and 2010, the related liability was $2 million, $2 million and $3 million, respectively.  The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees was as follows:

(Millions of dollars)
	2012	2011	2010
Guarantees with customers (1)	$61	$69	$79
Limited indemnity	—	11	17
Total guarantees	$61	$80	$96

(1) Amounts have been revised to remove guarantees of consolidated subsidiary debt previously reported.

We provide guarantees to repurchase certain loans of Caterpillar dealers from a special purpose corporation (SPC) that qualifies as a VIE (see Note 1B for additional information regarding the accounting guidance on the consolidation of VIEs).  The purpose of the SPC is to provide short-term working capital loans to Caterpillar dealers.  This SPC issues commercial paper and uses the proceeds to fund its loan program.  We have a loan purchase agreement with the SPC that obligates us to purchase certain loans that are not paid at maturity.  We receive a fee for providing this guarantee, which provides a source of liquidity for the SPC.  We are the primary beneficiary of the SPC as our guarantees result in us having both the power to direct the activities that most significantly impact the SPC's economic performance and the obligation to absorb losses, and therefore we have consolidated the financial statements of the SPC.  As of December 31, 2012, 2011 and 2010, the SPC’s assets of $927 million, $586 million and $365 million, respectively, are primarily comprised of loans to dealers, which are included in Retail notes receivable in the Consolidated Statements of Financial Position, and the SPC's liabilities of $927 million, $586 million and $365 million, respectively, are primarily comprised of commercial paper, which is included in Short-term borrowings in the Consolidated Statements of Financial Position.  The assets of the SPC are not available to pay our creditors. We may be obligated to perform under the guarantee if the SPC experiences losses. No loss has been experienced or is anticipated under this loan purchase agreement.

We are party to agreements in the normal course of business with selected customers and Caterpillar dealers in which we commit to provide a set dollar amount of financing on a pre-approved basis.  We also provide lines of credit to selected customers and Caterpillar dealers, of which a portion remains unused as of the end of the period.  Commitments and lines of credit generally have fixed expiration dates or other termination clauses.  It has been our experience that not all commitments and lines of credit will be used.  Management applies the same credit policies when making commitments and granting lines of credit as it does for any other financing.  We do not require collateral for these commitments/lines, but if credit is extended, collateral may be required upon funding.  As of December 31, 2012, 2011 and 2010, the amount of the unused commitments and lines of credit for dealers was $10.97 billion, $6.60 billion and $6.58 billion, respectively.  As of December 31, 2012, 2011 and 2010, the amount of the unused commitments and lines of credit for customers was $4.69 billion, $2.79 billion and $2.61 billion, respectively.
We are involved in unresolved legal actions that arise in the normal course of business.  The majority of these unresolved actions involve claims to recover collateral, claims pursuant to customer bankruptcies and the pursuit of deficiency amounts.  Although it is not possible to predict with certainty the outcome of our unresolved legal actions, we believe that these unresolved legal actions will neither individually nor in the aggregate have a material adverse effect on our consolidated financial position, liquidity or results of operations.